Employee benefit plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ 39,852	¥ 93,859	¥ (290,664)
Recognized net actuarial loss	7,462	14,298	5,850
Prior service costs	58	21	489
Amortization of prior service costs	(4,226)	(4,148)	(4,669)
Amortization of net transition obligation	0	0	0
Other	(7,979)	811	76
Total recognized in other comprehensive income (loss)	35,167	104,841	(288,918)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(17,163)	13,647	(11,242)
Recognized net actuarial loss	5,452	5,134	7,121
Prior service costs	12	996	573
Amortization of prior service costs	313	344	435
Amortization of net transition obligation	0	0	0
Other	9,004	1,962	272
Total recognized in other comprehensive income (loss)	¥ (2,382)	¥ 22,083	¥ (2,841)